Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
COMMITMENTS
26.	COMMITMENTS
As of December 31, 2024, the Group have future potential CRO milestone payments of US$2.9 million. The Group did not have capital commitments at the end of each of the Relevant Periods.